Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies [Abstract]
Schedule of Group's future minimum commitments under non-cancelable agreements
As of December 31, 2021, the Group’s future minimum commitments under non-cancelable
agreements were as follows:

	Less than one year	One to three years	More than three years	Total
	RMB	RMB	RMB	RMB

Purchase commitments	187,548	700	—	188,248
Capital commitments	6,070	—	—	6,070

Total	193,618	700	—	194,318